Fair Value - Financial Instruments (Details) $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) counterparty		Mar. 31, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, net of current maturities	$ 6,092	[1]	$ 2,225	[2]
Impairment of goodwill	0		0
Impairment of tangible assets	0		0
Impairment of intangible assets	0		0
Impairment of long-lived assets	$ 0		0
Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of counterparties to foreign currency derivative instruments | counterparty	7
Foreign Exchange Contract | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instrument, maximum amount of loss	$ 9
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, net of current maturities	6,000		2,200
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, net of current maturities	$ 5,900		$ 2,200

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.